Related Party Transactions - Schedule of Amount Charged by Related Parties (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Accounting fees		$ 11,826	$ 7,091
Secretary fees		1,308	182
Payroll charges		1,774	886
Management fees		40,611	29,499
Trainer fees - See Kok Chong		18,354
Director fees - See Kok Chong		21,287	14,182
Incorporation fees			5,490
Professional fees		1,600	42,200
License fees		2,200	2,200
Listing expenses			30,000
Total		$ 98,960	$ 131,730